Tax (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Tax effect of temporary differences (CHF)
Net operating loss carry-forwards	SFr 1,119	SFr 1,816
Gross deferred tax liabilities	(53)	(33)
Net deferred tax assets	5,087	SFr 6,031
Net deferred tax assets change	944
Tax benefits associated with share-based compensation (CHF)
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	SFr (11)